As filed with the Securities and Exchange Commission on November xx, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 74.9%
Building Products: 1.7%
29,670	Mohawk Industries, Inc.*	$5,393,709
89,907	PGT, Inc.*	1,104,058
		6,497,767
Business Software & Services: 5.0%
88,061	Amdocs Limited #	5,008,910
499,224	CA, Inc.	13,628,815
		18,637,725
Commercial Banks & Thrifts: 6.5%
44,774	American National Bankshares, Inc.	1,049,950
203,050	Beneficial Bancorp, Inc.*	2,692,443
18,544	Blue Hills Bancorp, Inc.	256,835
5,304	Cheviot Financial Corporation	73,248
65,389	Chicopee Bancorp, Inc.	1,048,840
211,667	Clifton Bancorp, Inc.	2,937,938
275,844	ESSA Bancorp, Inc.	3,597,006
60,586	First Connecticut Bancorp, Inc.	976,646
31,654	Middleburg Financial Corp.	557,110
52,900	OceanFirst Financial Corp.	910,938
37,383	Polonia Bancorp Inc.*	500,932
194,329	Shore Bancshares, Inc.	1,888,878
589,083	Southern National Bancorp of Virginia	6,650,747
25,652	Westbury Bancorp, Inc.*	457,375
124,831	Westfield Financial, Inc.	954,957
		24,553,843

Computer Systems: 1.5%
1,411,078	Silicon Graphics International Corp.*	5,545,537
Consulting Services: 4.0%
364,240	FTI Consulting, Inc.*	15,119,602
Consumer Goods: 0.2%
21,025	Libbey, Inc.	685,625
Electrical Equipment & Instruments: 3.7%
22,955	Eaton Corporation PLC#	1,177,592
34,120	Emerson Electric Co.	1,507,080
889,629	GSI Group, Inc.*#	11,324,977
		14,009,649
Engineering & Construction: 14.5%
91,151	Dycom Industries, Inc.*	6,595,686
312,170	EMCOR Group, Inc.	13,813,523
774,011	KBR, Inc.	12,895,023
817,067	MasTec, Inc.*	12,934,171
313,347	MYR Group, Inc.*	8,209,691
		54,448,094
Entertainment: 1.3%
56,157	AMC Entertainment Holdings, Inc. – Class A	1,414,595
73,501	Six Flags Entertainment Corporation	3,364,876
		4,779,471
Industrial Equipment: 0.3%
20,000	Pentair PLC #	1,020,800
Information Technology Services: 1.1%
661,159	Datalink Corp.*	3,947,119
Internet Software & Services: 1.1%
59,685	j2 Global, Inc.	4,228,682

Oil & Gas Exploration & Production: 5.6%
154,395	Energen Corp.	7,698,135
112,400	EOG Resources, Inc.	8,182,720
191,950	Suncor Energy, Inc.#	5,128,904
		21,009,759
Oil Refining & Marketing: 0.1%
2,813	Phillips 66	216,151
Pulp & Paper: 0.9%
86,115	International Paper Co.	3,254,286
Real Estate Investment Trust: 2.8%
508,044	Gramercy Property Trust, Inc.	10,552,074
Retail: 2.3%
192,756	Cabela's Incorporated*	8,789,674
Telecommunications: 4.0%
1,239,790	Lumos Networks Corp.º	15,075,846
Telecommunications Equipment: 2.9%
1,860,406	Harmonic, Inc.*	10,790,355
Transportation & Logistics: 1.5%
55,338	United Parcel Service, Inc. – Class B	5,461,307
Truck Dealerships: 3.2%
208,143	Rush Enterprises, Inc. – Class A*	5,037,061
295,698	Rush Enterprises, Inc. – Class B*	6,892,720
		11,929,781
Utilities: 5.8%
954,925	The AES Corporation	9,348,716
362,603	PPL Corp.	11,926,013
26,632	Talen Energy Corporation*	268,983
		21,543,712
Waste Management Services: 4.9%
445,897	Republic Services, Inc.	18,370,956
TOTAL COMMON STOCKS
(cost $242,084,291)		280,467,815
PREFERRED STOCKS: 0.4%
Homebuilding: 0.4%
52,182	M/I Homes, Inc., 9.750%, Series A	1,328,032
TOTAL PREFERRED STOCKS
(cost $1,328,614)		1,328,032

Principal		Value
CORPORATE BONDS: 20.6%
Aerospace & Defense: 0.0%
$88,000	Spirit AeroSystems, Inc., 6.750%, 12/15/20	91,300
Apparel: 0.0%
48,000	Hanesbrands, Inc., 6.375%, 12/15/20	49,860
Automobile Parts: 0.5%
406,000	The Goodyear Tire & Rubber Co., 8.250%, 8/15/20	424,270
1,261,000	Tenneco, Inc., 6.875%, 12/15/20	1,313,016
		1,737,286
Building Products: 0.0%
173,000	USG Corporation, 6.300%, 11/15/16	179,488
Cable/Satellite TV: 0.0%
96,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 1/15/19	98,040
Chemicals: 1.0%
3,180,000	Kraton Polymers LLC, 6.750%, 3/1/19	3,158,137
574,000	PolyOne Corp., 7.375%, 9/15/20	596,243
		3,754,380
Commercial & Residential Building Equipment & Systems: 0.6%
2,265,000	Nortek, Inc., 8.500%, 4/15/21	2,389,575

Consumer Goods: 0.1%
100,000	The Scotts Miracle-Gro Company, 6.625%, 12/15/20	104,125
289,000	Tempur Sealy International, Inc., 6.875%, 12/15/20	307,063
		411,188
Engineering & Construction: 0.3%
250,000	AECOM Global II, LLC/URS Fox US LP, 3.850%, 4/1/17	250,625
294,000	Dycom Investments, Inc., 7.125%, 1/15/21	309,685
623,000	MasTec, Inc., 4.875%, 3/15/23	517,090
		1,077,400
Entertainment: 1.4%
5,000,000	Cinemark USA, Inc., 7.375%, 6/15/21	5,243,750
Equipment Rentals: 0.1%
306,000	The Hertz Corporation, 7.500%, 10/15/18	310,746
Food & Beverage: 0.0%
154,000	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 2/1/21	164,202
Food Distribution: 4.0%
14,421,000	US Foods, Inc., 8.500%, 6/30/19	14,961,788
Healthcare-Facilities: 3.3%
68,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	69,700
12,552,000	Hanger, Inc., 7.125%, 11/15/18	12,034,230
76,000	HealthSouth Corp., 7.750%, 9/15/22	79,325
		12,183,255
Healthcare-Products: 0.2%
571,000	Alere, Inc., 7.250%, 7/1/18	595,981
21,000	Alere, Inc., 8.625%, 10/1/18	21,453
		617,434
Healthcare-Services: 1.1%
3,918,000	MedAssets, Inc., 8.000%, 11/15/18	4,006,155
Homebuilding: 0.5%
1,945,000	M/I Homes, Inc., 8.625%, 11/15/18	1,998,488
Internet Software & Services: 2.0%
4,999,000	Bankrate, Inc., 6.125%, 8/15/18 – 144A	4,899,020
2,243,000	j2 Global, Inc., 8.000%, 8/1/20	2,400,010
		7,299,030
Lodging & Leisure: 0.1%
243,000	NCL Corporation Ltd., 5.000%, 2/15/18#	247,253
Media: 1.3%
575,000	AMC Networks Inc., 7.750%, 7/15/21	610,995
3,839,000	Entercom Radio, LLC, 10.500%, 12/1/19	4,040,547
67,000	TEGNA Inc., 7.125%, 9/1/18	68,340
		4,719,882
Oil & Gas Equipment & Services: 1.4%
5,313,000	Exterran Holdings, Inc., 7.250%, 12/1/18	5,233,305
Oil & Gas Exploration & Production: 0.8%
1,335,000	Denbury Resources, Inc., 6.375%, 8/15/21	847,725
1,062,000	Gulfport Energy Corporation, 7.750%, 11/1/20	1,048,725
1,292,000	Whiting Canadian Holding Company, ULC, 8.125%, 12/1/19#	1,253,240
		3,149,690
Packaging & Containers: 0.1%
294,000	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 2/1/21	306,127
Retail: 0.0%
100,000	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	104,250
Storage & Logistics: 0.0%
72,000	Mobile Mini, Inc., 7.875%, 12/1/20	75,060
Telecommunications: 0.4%
250,000	Earthlink, Inc., 7.375%, 6/1/20	258,125
339,000	Level 3 Financing, Inc., 7.000%, 6/1/20	351,712
210,000	Level 3 Financing, Inc., 8.625%, 7/15/20	219,975
438,000	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 7/1/20	476,325
		1,306,137

Transport-Marine: 1.4%
4,943,000	Overseas Shipholding Group, Inc., 8.125%, 3/30/18	5,066,575
Transport-Truck: 0.0%
82,000	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/1/18	84,655
Utilities: 0.0%
123,000	The AES Corporation, 3.324%, 6/1/19	117,157
TOTAL CORPORATE BONDS
(cost $79,727,606)		76,983,456

Shares		Value
SHORT-TERM INVESTMENTS: 3.2%
Money Market Instruments: 3.2%
11,772,711	AIM Liquid Assets, 0.160%^	11,772,711
289,246	Fidelity Institutional Money Market Portfolio, 0.130%^	289,247
		12,061,958
TOTAL SHORT-TERM INVESTMENTS
(cost $12,061,958)		12,061,958
TOTAL INVESTMENTS IN SECURITIES
(cost $335,202,469): 99.1%		370,841,261
Other Assets and Liabilities 0.9%		3,486,445
NET ASSETS: 100.0%		$374,327,706

*	Non-income producing security.
#	U.S. security of foreign issuer.
º
A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940, as amended, if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the nine months ended September 30, 2015 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Realized Loss	Shares	Value
Lumos Networks Corp.	$18,446,259	$1,644,324	$2,742,700	$17,347,883	$ -	$(783,216)	1,239,790	$15,075,846

144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of September 30, 2015, the value of  these investments was $4,899,020, or 1.3% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

Cost of investments	$335,341,899
Gross unrealized appreciation	76,939,903
Gross unrealized depreciation	(41,440,541)
Net unrealized appreciation	$35,499,362

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Valuation of Investments

Generally, the Fund's investments are valued at market value.  Equity securities traded on a principal stock exchange are valued at the last quoted sale price.  Equity securities traded on the NASDAQ National Market System ("NASDAQ") are normally valued at the official closing price provided by NASDAQ.  Equity securities that are not traded on a principal exchange or  NASDAQ are valued at the last sale price in the over-the-counter market.  In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund's Board. Equity securities in an active market will be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are valued at the mutual fund's closing net asset value per share on the day of valuation.  The prospectuses for such investment companies contain information on those investment companies' valuation procedures and the effects of fair valuation.  These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value.  Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.  These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market.  These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities.  In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources the Adviser deems appropriate pursuant to policies and procedures approved by the Fund's Board.  Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to policies and procedures approved by the Fund's Board.  These securities will be classified as Level 3 securities.

In determining fair value, the Adviser, as directed by the Board, considers all relevant qualitative and quantitative information available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various input and valuation techniques used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at September 30, 2015
	Level 1	Level 2	Level 3	Total

Common Stocks	$280,467,815	$-	$-	$280,467,815
Preferred Stocks	1,328,032	-	-	1,328,032
Corporate Bonds	-	76,983,456	-	76,983,456
Short-Term Investments	12,061,958	-	-	12,061,958

Total	$293,857,805	$76,983,456	$-	$370,841,261

See Schedule of Investments for industry breakdown.
Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2015, transfers into Level 1 and out of Level 2 were $1,888,878. The security transferred out of Level 2 and into Level 1 due to increased market activity.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                     Charles vK. Carlson, Chief Executive Officer

Date   November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s Charles vK. Carlson
                                      Charles vK. Carlson, Chief Executive Officer

Date   November 18, 2015

By (Signature and Title)* /s/ Michael J. Fusting
                                      Michael J. Fusting, Chief Financial Officer

Date   November 18, 2015

* Print the name and title of each signing officer under his or her signature.